Intangible assets (Details Narrative) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Costs [Member]
Statement [Line Items]
Amortization charge	$ 565	$ 810
General And Administrative Expenses [Member]
Statement [Line Items]
Amortization charge	972	1,193
Selling Expenses [Member]
Statement [Line Items]
Amortization charge	$ 4	$ 11